Trade and Notes Receivable, Net - Change in Allowances for Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Beginning balance	$ 15.8	$ 19.7
Bad debt expense, net	1.9	2.0
Write-offs and other, net	2.4	(5.9)
Ending balance	$ 20.1	$ 15.8